Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)(1)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)(1)	Value of Initial Fixed $100 Investment Based on December 31, 2020		Net Income ($)(4)	Distributable Earnings ($)(5)
					TSR ($)(2)	Peer Group TSR ($)(3)
2025	11,785,559	6,177,179	2,951,284	2,737,102	94	114	157,828,828	223,568,258
2024	12,057,878	11,965,183	2,608,742	2,613,291	149	98	283,918,655	358,019,878
2023	12,399,811	23,823,989	2,751,405	3,318,842	144	98	400,556,657	452,478,707
2022	10,574,016	8,150,510	2,071,700	2,484,249	111	85	353,827,809	405,695,825
2021	13,439,509	29,011,520	1,985,752	2,219,060	139	116	377,806,794	313,728,736

Company Selected Measure Name	distributable earnings
Peer Group Issuers, Footnote	Represents the TSR of FTSE Nareit Mortgage REITs for each respective year for comparison purposes.
PEO Total Compensation Amount	$ 11,785,559	$ 12,057,878	$ 12,399,811	$ 10,574,016	$ 13,439,509
PEO Actually Paid Compensation Amount	$ 6,177,179	11,965,183	23,823,989	8,150,510	29,011,520
Adjustment To PEO Compensation, Footnote	The following adjustments were made to the Summary Compensation Table total to determine the CAP:

Year	A Summary Compensation Table Total ($)(i)	B Reported Value of Equity Awards ($)(ii)	C Equity Award Adjustments ($)(iii)	A+B+C Compensation Actually Paid ($)
CEO
2025	11,785,559	(5,259,152)	(349,228)	6,177,179
2024	12,057,878	(4,801,071)	4,708,376	11,965,183
2023	12,399,811	(3,927,947)	15,352,125	23,823,989
2022	10,574,016	(2,851,081)	427,575	8,150,510
2021	13,439,509	(6,309,279)	21,881,290	29,011,520
Average of other NEOs
2025	2,951,284	(401,534)	187,352	2,737,102
2024	2,608,742	(519,036)	523,585	2,613,291
2023	2,751,405	(544,416)	1,111,853	3,318,842
2022	2,071,700	(375,319)	787,868	2,484,249
2021	1,985,752	(422,580)	655,888	2,219,060
____________________
(i)Reflects the amounts (or the average amounts for the non-CEO NEOs) reported in the “Total” column of the Summary Compensation Table for the covered years.
(ii)Reflects the grant date fair value of equity awards granted to the CEO (or the average amounts with regard to the non-CEO NEOs) as reported in the “Stock Awards” column in the Summary Compensation Table for the covered years.
(iii)The equity award adjustments for each covered year include the addition (or subtraction, as applicable) as set forth in the following table below. The fair values of equity awards were calculated using closing stock price as of the applicable valuation dates.

Year	Year End Fair Value of Equity Awards Granted During the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Value of Dividends Paid on Unvested Stock ($)	Total Equity Award Adjustments ($)
CEO
2025	5,284,504	(6,438,974)	(341,771)	1,147,013	(349,228)
2024	5,046,842	(993,408)	(718,539)	1,373,481	4,708,376
2023	8,456,019	1,075,293	4,339,732	1,481,081	15,352,125
2022	5,765,982	(5,181,827)	(1,585,597)	1,429,017	427,575
2021	9,899,175	6,400,764	4,273,431	1,307,920	21,881,290
Average of other NEOs
2025	406,246	(218,372)	(45,789)	45,267	187,352
2024	579,262	(45,675)	(64,004)	54,002	523,585
2023	1,060,829	11,787	3,706	35,531	1,111,853
2022	782,668	(12,184)	(9,226)	26,610	787,868
2021	567,337	36,108	30,046	22,397	655,888

Non-PEO NEO Average Total Compensation Amount	$ 2,951,284	2,608,742	2,751,405	2,071,700	1,985,752
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,737,102	2,613,291	3,318,842	2,484,249	2,219,060
Adjustment to Non-PEO NEO Compensation Footnote	The following adjustments were made to the Summary Compensation Table total to determine the CAP:

Year	A Summary Compensation Table Total ($)(i)	B Reported Value of Equity Awards ($)(ii)	C Equity Award Adjustments ($)(iii)	A+B+C Compensation Actually Paid ($)
CEO
2025	11,785,559	(5,259,152)	(349,228)	6,177,179
2024	12,057,878	(4,801,071)	4,708,376	11,965,183
2023	12,399,811	(3,927,947)	15,352,125	23,823,989
2022	10,574,016	(2,851,081)	427,575	8,150,510
2021	13,439,509	(6,309,279)	21,881,290	29,011,520
Average of other NEOs
2025	2,951,284	(401,534)	187,352	2,737,102
2024	2,608,742	(519,036)	523,585	2,613,291
2023	2,751,405	(544,416)	1,111,853	3,318,842
2022	2,071,700	(375,319)	787,868	2,484,249
2021	1,985,752	(422,580)	655,888	2,219,060
____________________
(i)Reflects the amounts (or the average amounts for the non-CEO NEOs) reported in the “Total” column of the Summary Compensation Table for the covered years.
(ii)Reflects the grant date fair value of equity awards granted to the CEO (or the average amounts with regard to the non-CEO NEOs) as reported in the “Stock Awards” column in the Summary Compensation Table for the covered years.
(iii)The equity award adjustments for each covered year include the addition (or subtraction, as applicable) as set forth in the following table below. The fair values of equity awards were calculated using closing stock price as of the applicable valuation dates.

Year	Year End Fair Value of Equity Awards Granted During the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Value of Dividends Paid on Unvested Stock ($)	Total Equity Award Adjustments ($)
CEO
2025	5,284,504	(6,438,974)	(341,771)	1,147,013	(349,228)
2024	5,046,842	(993,408)	(718,539)	1,373,481	4,708,376
2023	8,456,019	1,075,293	4,339,732	1,481,081	15,352,125
2022	5,765,982	(5,181,827)	(1,585,597)	1,429,017	427,575
2021	9,899,175	6,400,764	4,273,431	1,307,920	21,881,290
Average of other NEOs
2025	406,246	(218,372)	(45,789)	45,267	187,352
2024	579,262	(45,675)	(64,004)	54,002	523,585
2023	1,060,829	11,787	3,706	35,531	1,111,853
2022	782,668	(12,184)	(9,226)	26,610	787,868
2021	567,337	36,108	30,046	22,397	655,888

Compensation Actually Paid vs. Total Shareholder Return
The following graphs compare the CAP of our CEO and the average CAP of the other NEOs to: (1) the Company’s cumulative TSR and the peer group TSR (which are also shown against each other in the same graphic); and (2) net income and distributable earnings over the five years presented.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The following graphs compare the CAP of our CEO and the average CAP of the other NEOs to: (1) the Company’s cumulative TSR and the peer group TSR (which are also shown against each other in the same graphic); and (2) net income and distributable earnings over the five years presented.

Total Shareholder Return Amount	$ 94	149	144	111	139
Peer Group Total Shareholder Return Amount	114	98	98	85	116
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 157,828,828	$ 283,918,655	$ 400,556,657	$ 353,827,809	$ 377,806,794
Company Selected Measure Amount	223,568,258	358,019,878	452,478,707	405,695,825	313,728,736
Additional 402(v) Disclosure	The TSR is calculated assuming $100 was invested on December 31, 2020, with reinvestment of dividends. Represents the net income as reported in the Company’s audited financial statements for each respective year.
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	Represents the distributable earnings as reported in the Company’s audited financial statements for each respective year. We have determined that distributable earnings is the financial performance measure that, in our assessment, represents the most important performance measure used by us to tie NEO compensation to Company performance for 2025. We define distributable earnings as net income (loss) attributable to common stockholders computed in accordance with GAAP, adjusted for accounting items such as depreciation and amortization (adjusted for unconsolidated joint ventures), non-cash stock-based compensation expense, income from mortgage servicing rights ("MSRs"), amortization and write-offs of MSRs, gains/losses on derivative instruments primarily associated with Private Label loans not yet sold and securitized, changes in fair value of GSE-related derivatives that temporarily flow through earnings, deferred tax provision (benefit), CECL provisions for credit losses (adjusted for realized losses as described below), and gains/losses on the receipt of real estate from the settlement of loans (prior to the sale of the real estate). We also add back one-time charges such as acquisition costs and one-time gains/losses on the early extinguishment of debt and redemption of preferred stock. We reduce distributable earnings for realized losses in the period we determine that a loan is deemed nonrecoverable in whole or in part. Loans are deemed nonrecoverable upon the earlier of: (1) when the loan receivable is settled (i.e., when the loan is repaid, or in the case of foreclosure, when the underlying asset is sold); or (2) when we determine that it is nearly certain that all amounts due will not be collected. The realized loss amount is equal to the difference between the cash received, or expected to be received, and the book value of the asset.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,259,152)	$ (4,801,071)	$ (3,927,947)	$ (2,851,081)	$ (6,309,279)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(349,228)	4,708,376	15,352,125	427,575	21,881,290
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,284,504	5,046,842	8,456,019	5,765,982	9,899,175
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,438,974)	(993,408)	1,075,293	(5,181,827)	6,400,764
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(341,771)	(718,539)	4,339,732	(1,585,597)	4,273,431
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,147,013	1,373,481	1,481,081	1,429,017	1,307,920
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(401,534)	(519,036)	(544,416)	(375,319)	(422,580)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	187,352	523,585	1,111,853	787,868	655,888
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	406,246	579,262	1,060,829	782,668	567,337
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(218,372)	(45,675)	11,787	(12,184)	36,108
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,789)	(64,004)	3,706	(9,226)	30,046
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 45,267	$ 54,002	$ 35,531	$ 26,610	$ 22,397